INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities		$ (7)
Opening balance - assets	$ 59
Net income statement movement	85	60
Held for sale	(18)
Other movements	(13)	6
Ending balance - assets	113	59
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(274)	(288)
Net income statement movement	125	(23)
Held for sale	7
Other movements	42	37
Ending balance - liabilities	(100)	(274)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(14)	(38)
Net income statement movement	33	19
Held for sale	19
Other movements	(2)	5
Ending balance - liabilities		(14)
Ending balance - assets	36
Trade receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	43	47
Net income statement movement	7	1
Held for sale	(15)
Other movements	(3)	(5)
Ending balance - assets	32	43
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	28	31
Net income statement movement	2	1
Held for sale	(6)
Other movements	(7)	(4)
Ending balance - assets	17	28
Accounts payable
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	140	156
Net income statement movement	7	7
Held for sale	(23)
Other movements	(34)	(23)
Ending balance - assets	90	140
Withholding tax on undistributed earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(60)	(52)
Net income statement movement	(39)	(8)
Held for sale	0
Other movements	1	0
Ending balance - liabilities	(98)	(60)
Tax losses and other balances carried forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	2,221	2,026
Net income statement movement	35	113
Held for sale	0
Other movements	(64)	82
Ending balance - assets	2,192	2,221
Non-recognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - liabilities	(2,025)	(1,894)
Net income statement movement	(88)	(46)
Held for sale	0
Other movements	49	(85)
Ending balance - liabilities	(2,064)	(2,025)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance - assets	0	5
Net income statement movement	3	(4)
Held for sale	0
Other movements	5	(1)
Ending balance - assets	$ 8	$ 0